Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	$ 0.0	$ 0.0
Net deferred tax liabilities	(52.6)	(14.0)
Net deferred tax liabilities	(52.6)	(14.0)	$ (0.7)
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	494.9	397.2
Net deferred tax liabilities	(547.5)	(411.2)
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	315.3	283.3	442.4
Exploration and evaluation assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	315.3	283.3
Non-capital losses
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	39.7	0.0
Non-capital losses | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	39.7	0.0
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	54.5	52.6	0.0
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	54.5	52.6
Other assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	85.4	61.3
Plant and equipment
Deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	(457.8)	(383.1)	$ (572.8)
Plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	(457.8)	(383.1)
Mining duties | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	(74.3)	(7.4)
Other liabilities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Net deferred tax liabilities	$ (15.4)	$ (20.7)